Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	June 30, 2014	March 31, 2014
Federal income tax benefit attributable to:
Current operations	$176,956	$2,730
Less: valuation allowance	(176,956)	(2,730)
Net provision for Federal income taxes	$0	$0

	2014	2013
Federal income tax benefit attributable to:
Current operations	$1,021,679	$10,659
Less: valuation allowance	(1,021,679)	(10,659)
Net provision for Federal income taxes	$0	$0

Schedule of Deferred Tax Asset
	June 30, 2014	March 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$1,226,491	$1,049,535
Less: valuation allowance	(1,226,491)	(1,049,535)
Net deferred tax asset	$0	$0

	2014	2013
Deferred tax asset attributable to:
Net operating loss carryover	$1,049,535	$27,856
Less: valuation allowance	(1,049,535)	(27,856)
Net deferred tax asset	$0	$0